UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

APPRECIATION FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Appreciation Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 91.5%
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 1.9%
1,199,650	Burger King Holdings Inc.	$20,921,896
1,198,910	Marcus Corp.	13,403,814
699,370	McDonald’s Corp.	43,661,669

	Total Hotels, Restaurants & Leisure	77,987,379

Internet & Catalog Retail - 0.4%
124,910	Amazon.com Inc. *	15,664,963

Media - 3.9%
999,090	Cablevision Systems Corp., New York Group, Class A Shares	25,616,667
3,397,360	Comcast Corp., Class A Shares	53,780,209
2,697,560	Walt Disney Co.	79,712,898

	Total Media	159,109,774

Specialty Retail - 1.8%
1,577,750	Home Depot Inc.	44,192,777
1,249,560	Staples Inc.	29,314,678

	Total Specialty Retail	73,507,455

	TOTAL CONSUMER DISCRETIONARY	326,269,571

CONSUMER STAPLES - 11.6%
Beverages - 0.9%
599,450	PepsiCo Inc.	35,739,209

Food & Staples Retailing - 3.5%
300,000	CVS Caremark Corp.	9,711,000
2,497,740	Wal-Mart Stores Inc.	133,454,248

	Total Food & Staples Retailing	143,165,248

Food Products - 3.5%
699,370	General Mills Inc.	49,872,075
800,000	H.J. Heinz Co.	34,904,000
2,198,010	Kraft Foods Inc., Class A Shares	60,796,956

	Total Food Products	145,573,031

Household Products - 3.7%
999,090	Kimberly-Clark Corp.	59,335,955
1,498,640	Procter & Gamble Co.	92,241,292

	Total Household Products	151,577,247

	TOTAL CONSUMER STAPLES	476,054,735

ENERGY - 9.6%
Energy Equipment & Services - 0.6%
100,000	Schlumberger Ltd.	6,346,000
1,200,000	Weatherford International Ltd. *	18,816,000

	Total Energy Equipment & Services	25,162,000

Oil, Gas & Consumable Fuels - 9.0%
849,090	BP PLC, ADR	47,650,931
300,000	Cenovus Energy Inc.	6,945,000
4,100,000	El Paso Corp.	41,615,000
200,000	EnCana Corp.	6,118,000
2,000,000	Exxon Mobil Corp.	128,860,000
1,100,000	Newfield Exploration Co. *	53,834,000
1,300,000	Petrohawk Energy Corp. *	29,029,000
324,680	Petroleo Brasileiro SA, ADR	13,172,268
2,000,001	Spectra Energy Corp.	42,500,021

	Total Oil, Gas & Consumable Fuels	369,724,220

	TOTAL ENERGY	394,886,220

See Notes to Schedule of Investments.

Legg Mason Clearbridge Appreciation Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
EXCHANGE TRADED FUND - 1.0%
381,450	SPDR Gold Trust *	$40,418,442

FINANCIALS - 13.2%
Capital Markets - 1.2%
500,000	Bank of New York Mellon Corp.	14,545,000
1,904,000	Charles Schwab Corp.	34,824,160

	Total Capital Markets	49,369,160

Commercial Banks - 0.6%
883,500	Wells Fargo & Co.	25,117,905

Diversified Financial Services - 2.7%
3,000,000	Bank of America Corp.	45,540,000
1,650,000	JPMorgan Chase & Co.	64,251,000

	Total Diversified Financial Services	109,791,000

Insurance - 5.5%
718	Berkshire Hathaway Inc., Class A Shares *	82,282,800
2,797,280	Travelers Cos. Inc.	141,738,178

	Total Insurance	224,020,978

Real Estate Investment Trusts (REITs) - 2.7%
3,995,920	Annaly Capital Management Inc.	69,449,090
11,000,000	Chimera Investment Corp.	43,120,000

	Total Real Estate Investment Trusts (REITs)	112,569,090

Real Estate Management & Development - 0.5%
1,871,950	Forest City Enterprises Inc., Class A Shares *	21,171,754

	TOTAL FINANCIALS	542,039,887

HEALTH CARE - 9.7%
Biotechnology - 0.9%
650,000	Amgen Inc. *	38,012,000

Health Care Providers & Services - 0.4%
600,000	AmerisourceBergen Corp.	16,356,000

Pharmaceuticals - 8.4%
1,100,000	Abbott Laboratories	58,234,000
1,199,450	Bristol-Myers Squibb Co.	29,218,602
2,198,010	Johnson & Johnson	138,166,909
481,050	Merck & Co. Inc.	18,366,489
1,200,000	Novartis AG, ADR	64,236,000
2,000,000	Pfizer Inc.	37,320,000

	Total Pharmaceuticals	345,542,000

	TOTAL HEALTH CARE	399,910,000

INDUSTRIALS - 13.9%
Aerospace & Defense - 2.2%
750,000	Honeywell International Inc.	28,980,000
1,198,910	Raytheon Co.	62,858,851

	Total Aerospace & Defense	91,838,851

Air Freight & Logistics - 1.4%
1,000,000	United Parcel Service Inc., Class B Shares	57,770,000

Commercial Services & Supplies - 2.7%
1,099,010	Covanta Holding Corp. *	19,232,675
2,797,470	Waste Management Inc.	89,658,913

	Total Commercial Services & Supplies	108,891,588

Construction & Engineering - 0.5%
1,090,050	Quanta Services Inc. *	19,860,711

See Notes to Schedule of Investments.

Legg Mason Clearbridge Appreciation Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Industrial Conglomerates - 6.4%
650,000	3M Co.	$52,318,500
3,700,000	General Electric Co.	59,496,000
1,300,000	McDermott International Inc. *	30,706,000
1,136,800	Tyco International Ltd. *	40,276,824
1,200,010	United Technologies Corp.	80,976,675

	Total Industrial Conglomerates	263,773,999

Machinery - 0.7%
470,190	Eaton Corp.	28,794,436

	TOTAL INDUSTRIALS	570,929,585

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.6%
3,600,000	Cisco Systems Inc. *	80,892,000
695,330	QUALCOMM Inc.	27,249,983

	Total Communications Equipment	108,141,983

Computers & Peripherals - 3.6%
208,520	Apple Inc. *	40,060,862
1,240,925	EMC Corp. *	20,686,220
726,450	Hewlett-Packard Co.	34,194,001
449,540	International Business Machines Corp.	55,019,201

	Total Computers & Peripherals	149,960,284

Internet Software & Services - 2.2%
102,090	Google Inc., Class A Shares *	54,048,488
1,500,000	VeriSign Inc. *	34,365,000

	Total Internet Software & Services	88,413,488

IT Services - 2.0%
1,100,000	Automatic Data Processing Inc.	44,869,000
450,000	Visa Inc.	36,913,500

	Total IT Services	81,782,500

Semiconductors & Semiconductor Equipment - 1.7%
2,748,710	Intel Corp.	53,324,974
3,000,000	LSI Corp. *	14,970,000

	Total Semiconductors & Semiconductor Equipment	68,294,974

Software - 4.0%
580,240	Citrix Systems Inc. *	24,108,972
3,433,430	Microsoft Corp.	96,754,057
1,900,000	Oracle Corp.	43,814,000

	Total Software	164,677,029

	TOTAL INFORMATION TECHNOLOGY	661,270,258

MATERIALS - 4.4%
Chemicals - 4.4%
1,738,880	Celanese Corp., Series A Shares	50,601,408
600,000	E.I. du Pont de Nemours & Co.	19,566,000
499,540	Ecolab Inc.	21,929,806
432,980	Monsanto Co.	32,854,523
949,140	PPG Industries Inc.	55,695,535

	TOTAL MATERIALS	180,647,272

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.7%
3,300,000	AT&T Inc.	83,688,000
999,090	Verizon Communications Inc.	29,393,228

	Total Diversified Telecommunication Services	113,081,228

See Notes to Schedule of Investments.

Legg Mason Clearbridge Appreciation Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Wireless Telecommunication Services - 0.4%
356,850	American Tower Corp., Class A Shares *	$15,148,282

	TOTAL TELECOMMUNICATION SERVICES	128,229,510

UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
1,598,592	NRG Energy Inc. *	38,542,053

	TOTAL COMMON STOCKS (Cost - $3,062,057,928)	3,759,197,533

CONVERTIBLE PREFERRED STOCK - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
500,000	Bank of America Corp., 10.000% (a)* (Cost - $7,500,000)	7,550,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,069,557,928)	3,766,747,533

Face Amount
SHORT-TERM INVESTMENTS - 8.3%
Repurchase Agreements - 8.3%
$82,030,000	Interest in $200,000,000 joint tri-party repurchase agreement dated 1/29/10 with Deutsche Bank Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $82,030,752; (Fully collateralized by various U.S. agency obligations, 0.000% to 1.625% due 2/3/10 to 7/27/11; Market value - $83,670,621)	82,030,000
257,309,000	Interest in $499,996,000 joint tri-party repurchase agreement dated 1/29/10 with RBS Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $257,311,359; (Fully collateralized by various U.S. government & agency obligations, 0.000% to 3.625% due 2/26/10 to 2/15/39; Market value - $262,456,876)	257,309,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $339,339,000)	339,339,000

	TOTAL INVESTMENTS - 100.0% (Cost - $3,408,896,928#)	4,106,086,533
	Liabilities in Excess of Other Assets - 0.0%	(348,060)

	TOTAL NET ASSETS - 100.0%	$4,105,738,473

*	Non-income producing security.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at January 31, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Long-term investments†:
Common stocks	$3,759,197,533	—	—	$3,759,197,533
Convertible preferred stock	7,550,000	—	—	7,550,000

Total long-term investments	3,766,747,533	—	—	3,766,747,533

Short-term investments†	—	$339,339,000	—	339,339,000

Total investments	$3,766,747,533	$339,339,000	—	$4,106,086,533

†  See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the

Notes to Schedule of Investments (unaudited) (continued)

repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$821,003,289
Gross unrealized depreciation	(123,813,684)

Net unrealized appreciation	$697,189,605

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

By	/S/ KAPREL OZSOLAK

Kaprel Ozsolak
Chief Financial Officer

Date:	March 23, 2010